UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22700

Exchange Listed Funds Trust

(Exact name of registrant as specified in charter)

10900 Hefner Pointe Drive, Suite 207, Oklahoma City, Oklahoma 73120

(Address of principal executive offices)                               (Zip code)

Citi Fund Services Ohio, Inc., 4400 Easton Commons, Suite 200, Columbus, OH 43219

(Name and address of agent for service)

Registrant’s telephone number, including area code: (405) 778-8377

Date of fiscal year end: April 30

Date of reporting period: January 31, 2017

Item 1. Schedule of Investments.

Horizons S&P 500® Covered Call ETF	January 31, 2017
SCHEDULE OF PORTFOLIO INVESTMENTS	(Unaudited)

Security Description	Shares	Value ($)
COMMON STOCKS 100.4%^
Consumer Discretionary 12.4%
Advance Auto Parts, Inc.	237	38,925
Amazon.com, Inc.*	1,258	1,035,938
AutoNation, Inc.*	209	11,102
AutoZone, Inc.*	103	74,673
Bed Bath & Beyond, Inc.	473	19,086
Best Buy Co., Inc.	860	38,287
BorgWarner, Inc.	675	27,560
CarMax, Inc.*	639	42,628
Carnival Corp., Class A	1,350	74,763
CBS Corp., Class B	1,228	79,194
Charter Communications, Inc., Class A*	681	220,610
Chipotle Mexican Grill, Inc.*	103	43,408
Coach, Inc.	963	35,968
Comcast Corp., Class A	7,580	571,684
D.R. Horton, Inc.	1,073	32,093
Darden Restaurants, Inc.	405	29,678
Delphi Automotive PLC	867	60,742
Discovery Communications, Inc., Class A*	497	14,090
Discovery Communications, Inc., Class C*	796	22,057
Dollar General Corp.	808	59,647
Dollar Tree, Inc.*	743	57,352
Expedia, Inc.	390	47,420
Foot Locker, Inc.	482	33,036
Ford Motor Co.	12,477	154,216
Gap, Inc.	771	17,756
Garmin, Ltd.	389	18,785
General Motors Co.	4,405	161,267
Genuine Parts Co.	486	47,050
Goodyear Tire & Rubber Co.	867	28,082
H&R Block, Inc.	675	14,486
Hanesbrands, Inc.	1,252	29,685
Harley-Davidson, Inc.	578	32,969
Harman International Industries, Inc.	208	23,121
Hasbro, Inc.	399	32,921
Kohl's Corp.	578	23,022
L Brands, Inc.	771	46,422
Leggett & Platt, Inc.	441	21,045
Lennar Corp.	623	27,817
LKQ Corp.*	963	30,729
Lowe's Cos., Inc.	2,743	200,458
Macy's, Inc.	963	28,447
Marriott International, Inc., Class A	1,024	86,630
Mattel, Inc.	1,112	29,146
McDonald's Corp.	2,625	321,747
Michael Kors Holdings, Ltd.*	530	22,689
Mohawk Industries, Inc.*	207	44,679
Netflix.com, Inc.*	1,373	193,195
Newell Rubbermaid, Inc.	1,557	73,693
News Corp., Class A	1,251	15,375
News Corp., Class B	362	4,579
Nike, Inc., Class B	4,226	223,555
Nordstrom, Inc.	386	17,069
Omnicom Group, Inc.	771	66,036
O'Reilly Automotive, Inc.*	311	81,566
Polo Ralph Lauren Corp.	207	18,305
Pulte Group, Inc.	927	19,940
PVH Corp.	300	28,143
Ross Stores, Inc.	1,260	83,299
Royal Caribbean Cruises, Ltd.	530	49,624
Scripps Networks Interactive, Inc., Class A	311	23,686
Signet Jewelers, Ltd.	235	18,252
Staples, Inc.	2,134	19,633
Starbucks Corp.	4,622	255,227
Target Corp.	1,799	115,999
TEGNA, Inc.	732	16,770
The Home Depot, Inc.	3,894	535,736
The Interpublic Group of Cos., Inc.	1,304	30,683
The Priceline Group, Inc.*	156	245,720
The TJX Companies, Inc.	2,069	155,009
The Walt Disney Co.	4,645	513,969
Tiffany & Co.	334	26,292
Time Warner, Inc.	2,492	241,350
Tractor Supply Co.	434	31,973
TripAdvisor, Inc.*	373	19,732
Twenty-First Century Fox, Inc., Class A	3,400	106,692
Twenty-First Century Fox, Inc., Class B	1,558	48,314
Ulta Salon Cosmetics*	181	49,283
Under Armour, Inc., Class A*	594	12,765
Under Armour, Inc., Class C*	623	11,974
Urban Outfitters, Inc.*	289	7,670
VF Corp.	1,062	54,672
Viacom, Inc., Class B	1,142	48,124
Whirlpool Corp.	226	39,525
Wyndham Worldwide Corp.	364	28,778
Wynn Resorts, Ltd.	264	26,778
Yum! Brands, Inc.	1,078	70,641
		7,742,736

Consumer Staples 9.3%
Altria Group, Inc.	6,187	440,391
Archer-Daniels-Midland Co.	1,833	81,129
Brown-Forman Corp., Class B	559	25,490
Campbell Soup Co.	630	39,205
Church & Dwight Co., Inc.	839	37,940
Clorox Co.	419	50,280
Coca-Cola Co.	12,314	511,894
Colgate-Palmolive Co.	2,821	182,180
ConAgra Foods, Inc.	1,304	50,973
Constellation Brands, Inc., Class A	578	86,561
Costco Wholesale Corp.	1,398	229,202
Coty, Inc.	1,509	28,973
CVS Health Corp.	3,375	265,983
Dr. Pepper Snapple Group, Inc.	578	52,714
Estee Lauder Cos., Class A	726	58,958
General Mills, Inc.	1,860	116,213
Hormel Foods Corp.	886	32,162
Kellogg Co.	818	59,477
Kimberly-Clark Corp.	1,156	140,026
Kroger Co.	2,985	101,371
McCormick & Co., Inc.	415	39,653
Mead Johnson Nutrition Co.	578	40,726
Molson Coors Brewing Co., Class B	564	54,437
Mondelez International, Inc.	4,878	215,997
Monster Beverage Corp.*	1,252	53,335
PepsiCo, Inc.	4,550	472,199
Philip Morris International	4,922	473,152
Procter & Gamble Co.	8,502	744,775
Reynolds American, Inc.	2,647	159,164
Sysco Corp.	1,617	84,828
The Hershey Co.	434	45,774
The J.M. Smucker Co.	361	49,042
The Kraft Heinz Co.	1,906	170,187
Tyson Foods, Inc., Class A	900	56,511
Walgreens Boots Alliance, Inc.	2,706	221,730
Wal-Mart Stores, Inc.	4,782	319,150
Whole Foods Market, Inc.	990	29,918
		5,821,700

Energy 7.2%
Anadarko Petroleum Corp.	1,774	123,346
Apache Corp.	1,198	71,664
Baker Hughes, Inc.	1,348	85,032
Cabot Oil & Gas Corp.	1,478	31,747

See accompanying Notes to Schedule of Portfolio Investments.

Horizons S&P 500® Covered Call ETF	January 31, 2017
SCHEDULE OF PORTFOLIO INVESTMENTS (Continued)	(Unaudited)

Security Description	Shares	Value ($)
COMMON STOCKS, Continued
Energy, Continued
Chesapeake Energy Corp.*	2,338	15,080
Chevron Corp.	5,987	666,652
Cimarex Energy Co.	311	42,050
Concho Resources, Inc.*	464	64,700
ConocoPhillips, Inc.	3,956	192,895
Devon Energy Corp.	1,655	75,369
EOG Resources, Inc.	1,806	183,453
Equities Corp.	578	35,044
Exxon Mobil Corp.	13,211	1,108,272
Halliburton Co.	2,752	155,680
Helmerich & Payne, Inc.	349	24,835
Hess Corp.	858	46,486
Kinder Morgan, Inc.	6,138	137,123
Marathon Oil Corp.	2,736	45,828
Marathon Petroleum Corp.	1,650	79,283
Murphy Oil Corp.	536	15,496
National-Oilwell Varco, Inc.	1,252	47,338
Newfield Exploration Co.*	675	27,054
Noble Energy, Inc.	1,348	53,596
Occidental Petroleum Corp.	2,443	165,562
ONEOK, Inc.	688	37,916
Phillips 66	1,404	114,594
Pioneer Natural Resources Co.	540	97,324
Range Resources Corp.	623	20,148
Schlumberger, Ltd.	4,426	370,500
Southwestern Energy Co.*	1,541	13,884
Spectra Energy Corp.	2,204	91,797
TechnipFMC PLC*	1,530	51,439
Tesoro Corp.	415	33,553
Transocean, Ltd.*	1,236	17,267
Valero Energy Corp.	1,439	94,629
Williams Cos., Inc.	2,184	62,987
		4,499,623

Financials 14.6%
Affiliated Managers Group*	175	26,663
AFLAC, Inc.	1,304	91,267
Allstate Corp.	1,179	88,673
American Express Co.	2,432	185,755
American International Group, Inc.	3,079	197,856
Ameriprise Financial, Inc.	519	58,268
AON PLC	835	94,104
Arthur J. Gallagher & Co.	578	31,114
Assurant, Inc.	207	20,106
Bank of America Corp.	32,192	728,828
Bank of New York Mellon Corp.	3,395	151,858
BB&T Corp.	2,596	119,909
Berkshire Hathaway, Inc., Class B*	6,064	995,345
BlackRock, Inc., Class A	384	143,608
Capital One Financial Corp.	1,557	136,066
Chubb, Ltd.	1,478	194,342
Cincinnati Financial Corp.	488	34,443
Citigroup, Inc.	9,086	507,271
Citizens Financial Group	1,617	58,487
CME Group, Inc.	1,060	128,345
Comerica, Inc.	540	36,466
Discover Financial Services, Inc., Class A	1,252	86,739
E*Trade Financial Corp.*	867	32,469
Fifth Third BanCorp	2,398	62,588
Franklin Resources, Inc.	1,125	44,708
Goldman Sachs Group, Inc.	1,183	271,287
Hartford Financial Services Group, Inc.	1,198	58,355
Huntington Bancshares, Inc.	3,522	47,653
Intercontinental Exchange, Inc.	1,887	110,125
Invesco, Ltd.	1,282	37,076
JPMorgan Chase & Co.	11,423	966,729
KeyCorp	3,417	61,403
Leucadia National Corp.	1,012	24,136
Lincoln National Corp.	771	52,050
Loews Corp.	869	40,478
M&T Bank Corp.	519	84,374
Marsh & McLennan Cos., Inc.	1,628	110,737
MetLife, Inc.	3,513	191,142
Moody's Corp.	537	55,671
Morgan Stanley	4,583	194,732
Navient Corp.	1,014	15,251
Northern Trust Corp.	675	55,998
People's United Financial, Inc.	1,019	19,106
PNC Financial Services Group	1,557	187,556
Principal Financial Group, Inc.	829	47,328
Progressive Corp.	1,833	68,628
Prudential Financial, Inc.	1,348	141,688
Regions Financial Corp.	3,902	56,228
S&P Global, Inc.	808	97,105
State Street Corp.	1,142	87,020
SunTrust Banks, Inc.	1,557	88,469
Synchrony Financial	2,496	89,407
T. Rowe Price Group, Inc.	771	51,996
The Charles Schwab Corp.	3,852	158,856
The NASDAQ OMX Group, Inc.	415	29,274
Torchmark Corp.	349	25,665
Travelers Companies, Inc.	900	106,002
U.S. BanCorp	5,054	266,093
Unum Group	726	32,982
Wells Fargo & Co.	14,380	810,026
Willis Towers Watson PLC	415	51,929
XL Group PLC	846	31,784
Zions Bancorporation	649	27,381
		9,106,998

Health Care 13.7%
Abbott Laboratories	5,482	228,983
AbbVie, Inc.	5,154	314,961
Aetna, Inc.	1,116	132,369
Agilent Technologies, Inc.	1,022	50,047
Alexion Pharmaceuticals, Inc.*	730	95,396
Allergan PLC*	1,190	260,479
AmerisourceBergen Corp.	540	47,131
Amgen, Inc.	2,388	374,153
Anthem, Inc.	829	127,782
Baxter International, Inc.	1,583	75,842
Becton Dickinson & Co.	675	119,671
Biogen, Inc.*	695	192,682
Boston Scientific Corp.*	4,372	105,190
Bristol-Myers Squibb Co.	5,302	260,646
C.R. Bard, Inc.	239	56,722
Cardinal Health, Inc.	1,016	76,159
Celgene Corp.*	2,460	285,729
Centene Corp.*	549	34,735
Cerner Corp.*	982	52,743
CIGNA Corp.	867	126,773
Cooper Cos., Inc.	159	29,353
Danaher Corp.	1,939	162,721
DaVita Healthcare Partners, Inc.*	495	31,556
DENTSPLY Sirona, Inc.	746	42,298
Edwards Lifesciences Corp.*	657	63,230
Eli Lilly & Co.	3,073	236,713
ENDO International PLC*	684	8,372
Envision Healthcare Corp.*	353	24,004
Express Scripts Holding, Inc.*	1,934	133,214
Gilead Sciences, Inc.	4,172	302,261
HCA Holdings, Inc.*	943	75,704
Henry Schein, Inc.*	270	43,162

See accompanying Notes to Schedule of Portfolio Investments.

Horizons S&P 500® Covered Call ETF	January 31, 2017
SCHEDULE OF PORTFOLIO INVESTMENTS (Continued)	(Unaudited)

Security Description	Shares	Value ($)
COMMON STOCKS, Continued
Health Care, Continued
Hologic, Inc.*	899	36,436
Humana, Inc.	482	95,677
IDEXX Laboratories, Inc.*	289	35,353
Illumina, Inc.*	477	76,368
Intuitive Surgical, Inc.*	124	85,894
Johnson & Johnson	8,652	979,839
Laboratory Corp. of America Holdings*	335	44,960
Mallinckrodt PLC*	316	15,399
McKesson Corp.	726	101,023
Medtronic PLC	4,357	331,218
Merck & Co., Inc.	8,762	543,156
Mettler-Toledo International, Inc.*	85	36,264
Mylan NV*	1,472	56,010
Patterson Cos., Inc.	289	12,025
PerkinElmer, Inc.	356	18,936
Perrigo Co. PLC	460	35,029
Pfizer, Inc.	19,258	611,056
Quest Diagnostics, Inc.	451	41,456
Regeneron Pharmaceuticals, Inc.*	243	87,307
Stryker Corp.	990	122,295
Thermo Fisher Scientific, Inc.	1,262	192,315
UnitedHealth Group, Inc.	3,020	489,543
Universal Health Services, Class B	311	35,028
Varex Imaging Corp.*	124	3,577
Varian Medical Systems, Inc.*	311	24,149
Vertex Pharmaceuticals, Inc.*	799	68,610
Waters Corp.*	263	37,254
Zimmer Biomet Holdings, Inc.	630	74,548
Zoetis, Inc.	1,552	85,267
		8,546,773

Industrials 10.3%
3M Co.	1,909	333,731
Acuity Brands, Inc.	145	30,048
Alaska Air Group, Inc.	415	38,935
Allegion PLC	316	20,752
American Airlines Group, Inc.	1,664	73,632
AMETEK, Inc.	734	37,507
Arconic, Inc.	1,445	32,932
C.H. Robinson Worldwide, Inc.	482	36,661
Caterpillar, Inc.	1,869	178,788
Cintas Corp.	289	33,556
CSX Corp.	2,965	137,546
Cummins, Inc.	519	76,298
D&B Corp.	119	14,592
Deere & Co.	934	99,985
Delta Air Lines, Inc.	2,338	110,448
Dover Corp.	519	40,352
Eaton Corp. PLC	1,439	101,852
Emerson Electric Co.	2,040	119,667
Equifax, Inc.	389	45,622
Expeditors International of Washington, Inc.	591	30,779
Fastenal Co.	935	46,451
FedEx Corp.	780	147,506
Flowserve Corp.	422	20,746
Fluor Corp.	482	26,751
Fortive Corp.	969	53,595
Fortune Brands Home & Security, Inc.	482	26,573
General Dynamics Corp.	915	165,688
General Electric Co.	28,129	835,431
Honeywell International, Inc.	2,433	287,873
Illinois Tool Works, Inc.	990	125,928
Ingersoll-Rand PLC	833	66,099
J.B. Hunt Transport Services, Inc.	289	28,634
Jacobs Engineering Group, Inc.*	406	23,771
Johnson Controls International PLC	2,995	131,720
Kansas City Southern Industries, Inc.	352	30,240
L3 Technologies, Inc.	253	40,149
Lockheed Martin Corp.	808	203,075
Masco Corp.	1,060	34,927
Nielsen Holdings PLC	1,075	43,978
Norfolk Southern Corp.	909	106,771
Northrop Grumman Corp.	578	132,408
PACCAR, Inc.	1,098	73,906
Parker Hannifin Corp.	415	61,059
Pentair PLC	540	31,660
Pitney Bowes, Inc.	651	10,364
Quanta Services, Inc.*	486	17,443
Raytheon Co.	927	133,636
Republic Services, Inc., Class A	747	42,863
Robert Half International, Inc.	392	18,448
Rockwell Automation, Inc.	415	61,416
Rockwell Collins, Inc.	416	37,756
Roper Technologies, Inc.	328	62,927
Ryder System, Inc.	162	12,571
Snap-on, Inc.	207	37,577
Southwest Airlines Co.	1,978	103,469
Stanley Black & Decker, Inc.	459	56,916
Stericycle, Inc.*	311	23,991
Textron, Inc.	880	41,686
The Boeing Co.	1,830	299,058
TransDigm Group, Inc.	162	35,057
Union Pacific Corp.	2,596	276,683
United Continental Holdings, Inc.*	934	65,819
United Parcel Service, Inc., Class B	2,180	237,903
United Rentals, Inc.*	275	34,790
United Technologies Corp.	2,426	266,059
Verisk Analytics, Inc.*	519	42,890
W.W. Grainger, Inc.	184	46,473
Waste Management, Inc.	1,301	90,419
Xylem, Inc.	596	29,389
		6,424,225

Information Technology 21.4%
Accenture PLC	1,978	225,236
Activision Blizzard, Inc.	2,180	87,658
Adobe Systems, Inc.*	1,578	178,914
Akamai Technologies, Inc.*	560	38,410
Alliance Data Systems Corp.	186	42,479
Alphabet, Inc., Class A*	943	773,439
Alphabet, Inc., Class C*	943	751,373
Amphenol Corp., Class A	999	67,423
Analog Devices, Inc.	999	74,865
Apple, Inc.	17,030	2,066,590
Applied Materials, Inc.	3,467	118,745
Autodesk, Inc.*	629	51,163
Automatic Data Processing, Inc.	1,453	146,738
Broadcom, Ltd.	1,266	252,567
CA, Inc.	963	30,113
Cisco Systems, Inc.	15,923	489,155
Citrix Systems, Inc.*	519	47,328
Cognizant Technology Solutions Corp.*	1,973	103,760
Corning, Inc.	3,042	80,582
CSRA, Inc.	459	14,238
eBay, Inc.*	3,296	104,912
Electronic Arts, Inc.*	963	80,343
F5 Networks, Inc.*	213	28,548
Facebook, Inc.*	7,476	974,273
Fidelity National Information Services, Inc.	1,060	84,185
First Solar, Inc.*	255	7,953
Fiserv, Inc.*	699	75,094
FLIR Systems, Inc.	446	15,757
Global Payments, Inc.	482	37,249

See accompanying Notes to Schedule of Portfolio Investments.

Horizons S&P 500® Covered Call ETF	January 31, 2017
SCHEDULE OF PORTFOLIO INVESTMENTS (Continued)	(Unaudited)

Security Description	Shares	Value ($)
COMMON STOCKS, Continued
Information Technology, Continued
Harris Corp.	399	40,981
Hewlett-Packard Co.	5,321	120,680
HP, Inc.	5,471	82,339
Intel Corp.	15,098	555,909
International Business Machines Corp.	2,751	480,105
Intuit, Inc.	783	92,848
Juniper Networks, Inc.	1,246	33,368
KLA-Tencor Corp.	519	44,172
Lam Research Corp.	519	59,612
Linear Technology Corp.	777	49,052
MasterCard, Inc., Class A	3,020	321,117
Microchip Technology, Inc.	675	45,461
Micron Technology, Inc.*	3,370	81,251
Microsoft Corp.	24,819	1,604,547
Motorola Solutions, Inc.	535	43,180
NetApp, Inc.	899	34,450
NVIDIA Corp.	1,709	186,589
Oracle Corp.	9,508	381,366
Paychex, Inc.	1,041	62,762
PayPal Holdings, Inc.*	3,608	143,526
Qorvo, Inc.*	418	26,840
Qualcomm, Inc.	4,718	252,083
Red Hat, Inc.*	578	43,859
Salesforce.com, Inc.*	2,046	161,839
Seagate Technology PLC	963	43,479
Skyworks Solutions, Inc.	599	54,952
Symantec Corp.	1,926	53,061
TE Connectivity, Ltd.	1,156	85,948
Teradata Corp.*	460	13,506
Texas Instruments, Inc.	3,154	238,253
Total System Services, Inc.	540	27,367
VeriSign, Inc.*	280	22,459
Visa, Inc., Class A	5,971	493,860
Western Digital Corp.	934	74,468
Western Union Co.	1,536	30,075
Xerox Corp.	2,696	18,683
Xilinx, Inc.	830	48,306
Yahoo!, Inc.*	2,803	123,527
		13,324,970

Materials 2.9%
Air Products & Chemicals, Inc.	675	94,338
Albemarle Corp.	368	34,092
Avery Dennison Corp.	311	22,709
Ball Corp.	571	43,544
CF Industries Holdings, Inc.	766	27,032
E.I. Du Pont de Nemours & Co.	2,743	207,096
Eastman Chemical Co.	451	34,953
Ecolab, Inc.	867	104,153
FMC Corp.	441	26,531
Freeport-McMoRan, Inc.*	3,946	65,702
International Flavors & Fragrances, Inc.	259	30,357
International Paper Co.	1,316	74,486
LyondellBasell Industries NV, Class A	1,060	98,866
Martin Marietta Materials, Inc.	208	47,757
Monsanto Co.	1,445	156,508
Newmont Mining Corp.	1,655	60,043
Nucor Corp.	1,038	60,297
PPG Industries, Inc.	830	83,008
Praxair, Inc.	900	106,596
Sealed Air Corp.	623	30,216
Sherwin-Williams Co.	255	77,472
The Dow Chemical Co.	3,530	210,493
The Mosaic Co.	1,143	35,856
Vulcan Materials Co.	427	54,797
WestRock Co.	787	41,994
		1,828,896

Real Estate 2.9%
American Tower Corp.	1,348	139,518
Apartment Investment & Management Co., Class A	519	22,872
AvalonBay Communities, Inc.	429	74,350
Boston Properties, Inc.	498	65,188
CBRE Group, Inc., Class A*	952	28,903
Crown Castle International Corp.	1,154	101,356
Digital Realty Trust, Inc.	519	55,860
Equinix, Inc.	224	86,236
Equity Residential	1,169	71,040
Essex Property Trust, Inc.	212	47,552
Extra Space Storage, Inc.	406	29,252
Federal Realty Investment Trust	226	31,737
General Growth Properties, Inc.	1,888	46,898
HCP, Inc.	1,509	45,753
Host Hotels & Resorts, Inc.	2,373	42,880
Iron Mountain, Inc.	795	28,461
Kimco Realty Corp.	1,348	33,552
Mid-America Apartment Communities, Inc.	384	36,461
Prologis, Inc.	1,702	83,143
Public Storage	478	102,770
Realty Income Corp.	820	48,897
Simon Property Group, Inc.	1,004	184,504
SL Green Realty Corp.	330	35,960
The Macerich Co.	387	26,583
UDR, Inc.	867	30,302
Ventas, Inc.	1,156	71,291
Vornado Realty Trust	540	57,407
Welltower, Inc.	1,156	76,643
Weyerhaeuser Co.	2,356	73,813
		1,779,182

Telecommunication Services 2.5%
AT&T, Inc.	19,502	822,204
CenturyLink, Inc.	1,765	45,643
Frontier Communications Corp.	3,842	13,409
Level 3 Communications, Inc.*	937	55,714
Verizon Communications, Inc.	12,941	634,238
		1,571,208

Utilities 3.2%
AES Corp.	2,140	24,482
Alliant Energy Corp.	721	27,146
Ameren Corp.	754	39,698
American Electric Power Co., Inc.	1,547	99,101
American Water Works Co., Inc.	578	42,448
CenterPoint Energy, Inc.	1,445	37,873
CMS Energy Corp.	910	38,766
Consolidated Edison, Inc.	973	72,343
Dominion Resources, Inc.	1,978	150,882
DTE Energy Co.	582	57,408
Duke Energy Corp.	2,204	173,101
Edison International	1,012	73,755
Entergy Corp.	579	41,480
Eversource Energy	1,029	56,924
Exelon Corp.	2,911	104,447
FirstEnergy Corp.	1,387	42,054
NextEra Energy, Inc.	1,494	184,837
NiSource, Inc.	1,061	23,735
NRG Energy, Inc.	1,039	17,185
PG&E Corp.	1,598	98,900
Pinnacle West Capital Corp.	363	28,180

See accompanying Notes to Schedule of Portfolio Investments.

Horizons S&P 500® Covered Call ETF	January 31, 2017
SCHEDULE OF PORTFOLIO INVESTMENTS (Concluded)	(Unaudited)

Security Description	Shares	Value ($)
COMMON STOCKS, Concluded
Utilities, Concluded
PPL Corp.	2,184	76,091
Public Service Enterprise Group, Inc.	1,617	71,552
SCANA Corp.	470	32,289
Sempra Energy	799	81,810
Southern Co.	3,128	154,617
WEC Energy Group, Inc.	1,002	59,168
Xcel Energy, Inc.	1,645	67,971
		1,978,243

TOTAL COMMON STOCKS (Cost $54,674,595)		62,624,554

TOTAL INVESTMENTS (Cost $54,674,595) — 100.4%		62,624,554
Other Net Assets (Liabilities):
Written Call Options (0.8)%		(485,665)
Other Net Assets 0.4%		213,789
Total Other Net Assets (Liabilities) (0.4)%		(271,876)
NET ASSETS 100.0%		$62,352,678

^
All or a portion of these investments are held as collateral for the written call options. As of January 31, 2017, the total fair value of securities held as collateral for the written call options is $58,256,565.

*	Non-income producing security

The Horizons S&P 500 Covered Call ETF was invested in the following sectors as of January 31, 2017:
	Value	% of Net Assets
Information Technology	$13,324,970	21.4%
Financials	9,106,998	14.6%
Health Care	8,546,773	13.7%
Consumer Discretionary	7,742,736	12.4%
Industrials	6,424,225	10.3%
Consumer Staples	5,821,700	9.3%
Energy	4,499,623	7.2%
Utilities	1,978,243	3.2%
Materials	1,828,896	2.9%
Real Estate	1,779,182	2.9%
Telecommunication Services	1,571,208	2.5%
Written Call Options	(485,665)	(0.8)%
Other Net Assets	213,789	0.4%
Total	$62,352,678	100.0%

See accompanying Notes to Schedule of Portfolio Investments.

Horizons S&P 500® Covered Call ETF	January 31, 2017
SCHEDULE OF WRITTEN CALL OPTIONS	(Unaudited)

Number of Contracts		Value ($)
Written Call Options (0.8)%
(11)	3M Co., Strike @ 180.00 Exp 2/17/17	(209)
(54)	Abbott Laboratories, Strike @ 42.00 Exp 2/17/17	(2,645)
(32)	AbbVie, Inc., Strike @ 62.50 Exp 2/17/17	(1,216)
(19)	Accenture PLC, Strike @ 120.00 Exp 2/17/17	(285)
(21)	Activision Blizzard, Inc., Strike @ 41.00 Exp 2/17/17	(2,090)
(1)	Acuity Brands, Inc., Strike @ 210.00 Exp 2/17/17	(320)
(15)	Adobe Systems, Inc., Strike @ 115.00 Exp 2/17/17	(1,485)
(2)	Advance Auto Parts, Inc., Strike @ 180.00 Exp 2/17/17	(120)
(9)	Aetna, Inc., Strike @ 130.00 Exp 2/17/17	(104)
(1)	Affiliated Managers Group, Strike @ 150.00 Exp 2/17/17	(460)
(7)	AFLAC, Inc., Strike @ 70.00 Exp 2/17/17	(728)
(10)	Agilent Technologies, Inc., Strike @ 50.00 Exp 2/17/17	(800)
(5)	Air Products & Chemicals, Inc., Strike @ 150.00 Exp 2/17/17	(63)
(5)	Akamai Technologies, Inc., Strike @ 75.00 Exp 2/17/17	(478)
(4)	Alaska Air Group, Inc., Strike @ 100.00 Exp 2/17/17	(210)
(3)	Albemarle Corp., Strike @ 97.50 Exp 2/17/17	(135)
(7)	Alexion Pharmaceuticals, Inc., Strike @ 145.00 Exp 2/17/17	(630)
(11)	Allergan PLC, Strike @ 225.00 Exp 2/17/17	(3,684)
(1)	Alliance Data Systems Corp., Strike @ 240.00 Exp 2/17/17	(95)
(6)	Allstate Corp., Strike @ 75.00 Exp 2/17/17	(897)
(9)	Alphabet, Inc., Class A, Strike @ 865.00 Exp 2/17/17	(990)
(9)	Alphabet, Inc., Class C, Strike @ 845.00 Exp 2/17/17	(675)
(31)	Altria Group, Inc., Strike @ 70.00 Exp 2/17/17	(5,657)
(12)	Amazon.com, Inc., Strike @ 865.00 Exp 2/17/17	(10,799)
(12)	American Airlines Group, Inc., Strike @ 50.00 Exp 2/17/17	(102)
(15)	American Electric Power Co., Inc., Strike @ 65.00 Exp 2/17/17	(413)
(24)	American Express Co., Strike @ 80.00 Exp 2/17/17	(408)
(17)	American International Group, Inc., Strike @ 67.50 Exp 2/17/17	(366)
(7)	American Tower Corp., Strike @ 105.00 Exp 2/17/17	(630)
(5)	American Water Works Co., Inc., Strike @ 75.00 Exp 2/17/17	(125)
(3)	Ameriprise Financial, Inc., Strike @ 115.00 Exp 2/17/17	(405)
(5)	AmerisourceBergen Corp., Strike @ 90.00 Exp 2/17/17	(338)
(19)	Amgen, Inc., Strike @ 160.00 Exp 2/17/17	(4,265)
(7)	Amphenol Corp., Class A, Strike @ 70.00 Exp 2/17/17	(88)
(17)	Anadarko Petroleum Corp., Strike @ 75.00 Exp 2/17/17	(408)
(7)	Analog Devices, Inc., Strike @ 75.00 Exp 2/17/17	(1,260)
(6)	Anthem, Inc., Strike @ 155.00 Exp 2/17/17	(1,920)
(8)	AON PLC, Strike @ 115.00 Exp 2/17/17	(920)
(11)	Apache Corp., Strike @ 65.00 Exp 2/17/17	(165)
(3)	Apartment Investment & Management Co., Class A, Strike @ 45.00 Exp 2/17/17	(195)
(170)	Apple, Inc., Strike @ 125.00 Exp 2/17/17	(15,809)
(33)	Applied Materials, Inc., Strike @ 36.00 Exp 2/17/17	(1,139)
(14)	Archer-Daniels-Midland Co., Strike @ 46.00 Exp 2/17/17	(469)
(12)	Arconic, Inc., Strike @ 22.50 Exp 2/17/17	(1,110)
(5)	Arthur J. Gallagher & Co., Strike @ 55.00 Exp 2/17/17	(163)
(2)	Assurant, Inc., Strike @ 100.00 Exp 2/17/17	(230)
(114)	AT&T, Inc., Strike @ 42.00 Exp 2/17/17	(6,953)
(4)	Autodesk, Inc., Strike @ 85.00 Exp 2/17/17	(326)
(10)	Automatic Data Processing, Inc., Strike @ 105.00 Exp 2/17/17	(300)
(2)	AutoNation, Inc., Strike @ 55.00 Exp 2/17/17	(155)
(1)	AutoZone, Inc., Strike @ 790.00 Exp 2/17/17	(23)
(3)	AvalonBay Communities, Inc., Strike @ 180.00 Exp 2/17/17	(255)
(2)	Avery Dennison Corp., Strike @ 75.00 Exp 2/17/17	(215)
(13)	Baker Hughes, Inc., Strike @ 65.00 Exp 2/17/17	(572)
(5)	Ball Corp., Strike @ 80.00 Exp 2/17/17	(313)
(171)	Bank of America Corp., Strike @ 23.00 Exp 2/17/17	(5,557)
(26)	Bank of New York Mellon Corp., Strike @ 46.00 Exp 2/17/17	(663)
(11)	Baxter International, Inc., Strike @ 47.50 Exp 2/17/17	(1,210)
(25)	BB&T Corp., Strike @ 47.00 Exp 2/17/17	(813)
(6)	Becton Dickinson & Co., Strike @ 180.00 Exp 2/17/17	(1,200)
(4)	Bed Bath & Beyond, Inc., Strike @ 42.50 Exp 2/17/17	(78)
(60)	Berkshire Hathaway, Inc., Class B, Strike @ 165.00 Exp 2/17/17	(9,599)
(8)	Best Buy Co., Inc., Strike @ 46.00 Exp 2/17/17	(448)
(6)	Biogen, Inc., Strike @ 305.00 Exp 2/17/17	(420)
(3)	BlackRock, Inc., Class A, Strike @ 390.00 Exp 2/17/17	(473)
(6)	BorgWarner, Inc., Strike @ 42.50 Exp 2/17/17	(330)
(3)	Boston Properties, Inc., Strike @ 130.00 Exp 2/17/17	(960)
(43)	Boston Scientific Corp., Strike @ 25.00 Exp 2/17/17	(968)

See accompanying Notes to Schedule of Portfolio Investments.

Horizons S&P 500® Covered Call ETF	January 31, 2017
SCHEDULE OF WRITTEN CALL OPTIONS (Continued)	(Unaudited)

Number of Contracts		Value ($)
Written Call Options, (Continued)
(53)	Bristol-Myers Squibb Co., Strike @ 52.50 Exp 2/17/17	(1,537)
(8)	Broadcom, Ltd., Strike @ 195.00 Exp 2/17/17	(5,720)
(3)	Brown-Forman Corp., Class B, Strike @ 45.00 Exp 2/17/17	(308)
(3)	C.H. Robinson Worldwide, Inc., Strike @ 75.00 Exp 2/17/17	(743)
(2)	C.R. Bard, Inc., Strike @ 240.00 Exp 2/17/17	(425)
(14)	Cabot Oil & Gas Corp., Strike @ 24.00 Exp 2/17/17	(105)
(6)	Campbell Soup Co., Strike @ 65.00 Exp 2/17/17	(225)
(10)	Capital One Financial Corp., Strike @ 90.00 Exp 2/17/17	(630)
(7)	Cardinal Health, Inc., Strike @ 77.50 Exp 2/17/17	(560)
(6)	CarMax, Inc., Strike @ 70.00 Exp 2/17/17	(255)
(11)	Carnival Corp., Class A, Strike @ 55.00 Exp 2/17/17	(1,403)
(9)	Caterpillar, Inc., Strike @ 95.00 Exp 2/17/17	(1,949)
(9)	CBRE Group, Inc., Class A, Strike @ 32.00 Exp 2/17/17	(225)
(9)	CBS Corp., Class B, Strike @ 65.00 Exp 2/17/17	(1,098)
(24)	Celgene Corp., Strike @ 120.00 Exp 2/17/17	(2,244)
(3)	Centene Corp., Strike @ 65.00 Exp 2/17/17	(435)
(11)	CenterPoint Energy, Inc., Strike @ 26.00 Exp 2/17/17	(495)
(17)	CenturyLink, Inc., Strike @ 27.00 Exp 2/17/17	(383)
(9)	Cerner Corp., Strike @ 55.00 Exp 2/17/17	(945)
(4)	CF Industries Holdings, Inc., Strike @ 35.00 Exp 2/17/17	(648)
(6)	Charter Communications, Inc., Class A, Strike @ 325.00 Exp 2/17/17	(5,069)
(59)	Chevron Corp., Strike @ 120.00 Exp 2/17/17	(354)
(1)	Chipotle Mexican Grill, Inc., Strike @ 435.00 Exp 2/17/17	(755)
(14)	Chubb, Ltd., Strike @ 135.00 Exp 2/17/17	(805)
(8)	CIGNA Corp., Strike @ 155.00 Exp 2/17/17	(1,640)
(3)	Cimarex Energy Co., Strike @ 150.00 Exp 2/17/17	(113)
(2)	Cintas Corp., Strike @ 115.00 Exp 2/17/17	(425)
(126)	Cisco Systems, Inc., Strike @ 31.00 Exp 2/17/17	(5,984)
(55)	Citigroup, Inc., Strike @ 57.50 Exp 2/17/17	(2,283)
(4)	Citrix Systems, Inc., Strike @ 97.50 Exp 2/17/17	(50)
(4)	Clorox Co., Strike @ 125.00 Exp 2/17/17	(210)
(10)	CME Group, Inc., Strike @ 120.00 Exp 2/17/17	(2,674)
(8)	Coach, Inc., Strike @ 37.00 Exp 2/17/17	(800)
(84)	Coca-Cola Co., Strike @ 42.00 Exp 2/17/17	(2,687)
(19)	Cognizant Technology Solutions Corp., Strike @ 60.00 Exp 2/17/17	(285)
(53)	Comcast Corp., Class A, Strike @ 75.00 Exp 2/17/17	(7,022)
(5)	Comerica, Inc., Strike @ 70.00 Exp 2/17/17	(260)
(10)	Conagra Foods, Inc., Strike @ 40.00 Exp 2/17/17	(250)
(2)	Concho Resources, Inc., Strike @ 140.00 Exp 2/17/17	(640)
(28)	ConocoPhillips, Inc., Strike @ 52.50 Exp 2/17/17	(770)
(9)	Consolidated Edison, Inc., Strike @ 75.00 Exp 2/17/17	(563)
(5)	Constellation Brands, Inc., Class A, Strike @ 155.00 Exp 2/17/17	(538)
(1)	Cooper Cos., Inc., Strike @ 185.00 Exp 2/17/17	(270)
(16)	Corning, Inc., Strike @ 25.00 Exp 2/17/17	(2,496)
(8)	Costco Wholesale Corp., Strike @ 165.00 Exp 2/17/17	(1,296)
(12)	Coty, Inc., Strike @ 20.00 Exp 2/17/17	(582)
(11)	Crown Castle International Corp., Strike @ 90.00 Exp 2/17/17	(550)
(28)	CSX Corp., Strike @ 47.00 Exp 2/17/17	(2,855)
(3)	Cummins, Inc., Strike @ 145.00 Exp 2/17/17	(1,440)
(33)	CVS Health Corp., Strike @ 85.00 Exp 2/17/17	(644)
(1)	D&B Corp., Strike @ 125.00 Exp 2/17/17	(228)
(7)	D.R. Horton, Inc., Strike @ 29.00 Exp 2/17/17	(812)
(19)	Danaher Corp., Strike @ 82.50 Exp 2/17/17	(3,514)
(3)	Darden Restaurants, Inc., Strike @ 75.00 Exp 2/17/17	(173)
(4)	DaVita Healthcare Partners, Inc., Strike @ 65.00 Exp 2/17/17	(330)
(7)	Deere & Co., Strike @ 110.00 Exp 2/17/17	(1,148)
(8)	Delphi Automotive PLC, Strike @ 75.00 Exp 2/17/17	(320)
(11)	Delta Air Lines, Inc., Strike @ 50.00 Exp 2/17/17	(358)
(16)	Devon Energy Corp., Strike @ 50.00 Exp 2/17/17	(432)
(5)	Digital Realty Trust, Inc., Strike @ 110.00 Exp 2/17/17	(700)
(9)	Discover Financial Services, Inc., Class A, Strike @ 72.50 Exp 2/17/17	(158)
(4)	Discovery Communications, Inc., Class A, Strike @ 30.00 Exp 2/17/17	(120)
(6)	Dollar General Corp., Strike @ 72.50 Exp 2/17/17	(1,470)
(7)	Dollar Tree, Inc., Strike @ 80.00 Exp 2/17/17	(595)
(19)	Dominion Resources, Inc., Strike @ 77.50 Exp 2/17/17	(998)
(3)	Dover Corp., Strike @ 80.00 Exp 2/17/17	(203)
(4)	Dr. Pepper Snapple Group, Inc., Strike @ 92.50 Exp 2/17/17	(470)
(4)	DTE Energy Co., Strike @ 100.00 Exp 2/17/17	(340)

See accompanying Notes to Schedule of Portfolio Investments.

Horizons S&P 500® Covered Call ETF	January 31, 2017
SCHEDULE OF WRITTEN CALL OPTIONS (Continued)	(Unaudited)

Number of Contracts		Value ($)
Written Call Options, (Continued)
(12)	Duke Energy Corp., Strike @ 77.50 Exp 2/17/17	(1,860)
(7)	E*Trade Financial Corp., Strike @ 38.00 Exp 2/17/17	(403)
(21)	E.I. Du Pont de Nemours & Co., Strike @ 75.00 Exp 2/17/17	(2,992)
(4)	Eastman Chemical Co., Strike @ 80.00 Exp 2/17/17	(180)
(11)	Eaton Corp. PLC, Strike @ 70.00 Exp 2/17/17	(2,365)
(32)	eBay, Inc., Strike @ 33.00 Exp 2/17/17	(592)
(6)	Ecolab, Inc., Strike @ 120.00 Exp 2/17/17	(915)
(6)	Edison International, Strike @ 72.50 Exp 2/17/17	(705)
(5)	Edwards Lifesciences Corp., Strike @ 100.00 Exp 2/17/17	(1,013)
(9)	Electronic Arts, Inc., Strike @ 85.00 Exp 2/17/17	(1,706)
(30)	Eli Lilly & Co., Strike @ 80.00 Exp 2/17/17	(705)
(15)	Emerson Electric Co., Strike @ 60.00 Exp 2/17/17	(900)
(5)	Entergy Corp., Strike @ 72.50 Exp 2/17/17	(213)
(17)	EOG Resources, Inc., Strike @ 110.00 Exp 2/17/17	(230)
(2)	Equinix, Inc., Strike @ 400.00 Exp 2/17/17	(680)
(5)	Equities Corp., Strike @ 65.00 Exp 2/17/17	(200)
(8)	Equity Residential, Strike @ 65.00 Exp 2/17/17	(100)
(1)	Essex Property Trust, Inc., Strike @ 230.00 Exp 2/17/17	(225)
(6)	Estee Lauder Cos., Class A, Strike @ 82.50 Exp 2/17/17	(1,065)
(29)	Exelon Corp., Strike @ 37.00 Exp 2/17/17	(435)
(3)	Expedia, Inc., Strike @ 125.00 Exp 2/17/17	(795)
(5)	Expeditors International of Washington, Inc., Strike @ 55.00 Exp 2/17/17	(50)
(16)	Express Scripts Holding, Inc., Strike @ 75.00 Exp 2/17/17	(336)
(3)	Extra Space Storage, Inc., Strike @ 75.00 Exp 2/17/17	(150)
(132)	Exxon Mobil Corp., Strike @ 87.50 Exp 2/17/17	(1,056)
(2)	F5 Networks, Inc., Strike @ 150.00 Exp 2/17/17	(24)
(74)	Facebook, Inc., Strike @ 135.00 Exp 2/17/17	(14,207)
(9)	Fastenal Co., Strike @ 52.50 Exp 2/17/17	(90)
(2)	Federal Realty Investment Trust, Strike @ 145.00 Exp 2/17/17	(180)
(7)	FedEx Corp., Strike @ 190.00 Exp 2/17/17	(2,163)
(6)	Fidelity National Information Services, Inc., Strike @ 80.00 Exp 2/17/17	(987)
(16)	Fifth Third BanCorp, Strike @ 27.00 Exp 2/17/17	(360)
(13)	FirstEnergy Corp., Strike @ 31.00 Exp 2/17/17	(195)
(6)	Fiserv, Inc., Strike @ 115.00 Exp 2/17/17	(195)
(4)	FLIR Systems, Inc., Strike @ 37.00 Exp 2/17/17	(160)
(4)	Fluor Corp., Strike @ 55.00 Exp 2/17/17	(750)
(3)	FMC Corp., Strike @ 62.50 Exp 2/17/17	(270)
(3)	Foot Locker, Inc., Strike @ 70.00 Exp 2/17/17	(218)
(2)	Fortune Brands Home & Security, Inc., Strike @ 55.00 Exp 2/17/17	(290)
(24)	Freeport-McMoRan, Inc., Strike @ 16.00 Exp 2/17/17	(2,567)
(5)	Gap, Inc., Strike @ 25.00 Exp 2/17/17	(95)
(3)	Garmin, Ltd., Strike @ 50.00 Exp 2/17/17	(86)
(9)	General Dynamics Corp., Strike @ 185.00 Exp 2/17/17	(1,103)
(182)	General Electric Co., Strike @ 31.00 Exp 2/17/17	(728)
(18)	General Growth Properties, Inc., Strike @ 25.74 Exp 2/17/17	(450)
(10)	General Mills, Inc., Strike @ 62.50 Exp 2/17/17	(975)
(44)	General Motors Co., Strike @ 39.00 Exp 2/17/17	(1,034)
(2)	Genuine Parts Co., Strike @ 100.00 Exp 2/17/17	(70)
(41)	Gilead Sciences, Inc., Strike @ 75.00 Exp 2/17/17	(3,915)
(3)	Global Payments, Inc., Strike @ 80.00 Exp 2/17/17	(158)
(11)	Goldman Sachs Group, Inc., Strike @ 240.00 Exp 2/17/17	(1,287)
(7)	Goodyear Tire & Rubber Co., Strike @ 32.00 Exp 2/17/17	(858)
(17)	Halliburton Co., Strike @ 57.50 Exp 2/17/17	(1,462)
(8)	Hanesbrands, Inc., Strike @ 23.00 Exp 2/17/17	(1,000)
(3)	Harley-Davidson, Inc., Strike @ 60.00 Exp 2/17/17	(84)
(3)	Harris Corp., Strike @ 105.00 Exp 2/17/17	(390)
(9)	Hartford Financial Services Group, Inc., Strike @ 50.00 Exp 2/17/17	(576)
(3)	Hasbro, Inc., Strike @ 87.50 Exp 2/17/17	(270)
(7)	HCA Holdings, Inc., Strike @ 82.50 Exp 2/17/17	(525)
(8)	HCP, Inc., Strike @ 30.00 Exp 2/17/17	(620)
(2)	Henry Schein, Inc., Strike @ 165.00 Exp 2/17/17	(220)
(8)	Hess Corp., Strike @ 62.50 Exp 2/17/17	(20)
(29)	Hewlett-Packard Co., Strike @ 23.00 Exp 2/17/17	(1,015)
(8)	Hologic, Inc., Strike @ 42.00 Exp 2/17/17	(460)
(18)	Honeywell International, Inc., Strike @ 120.00 Exp 2/17/17	(1,350)
(22)	Host Hotels & Resorts, Inc., Strike @ 19.00 Exp 2/17/17	(220)
(33)	HP, Inc., Strike @ 15.00 Exp 2/17/17	(1,089)

See accompanying Notes to Schedule of Portfolio Investments.

Horizons S&P 500® Covered Call ETF	January 31, 2017
SCHEDULE OF WRITTEN CALL OPTIONS (Continued)	(Unaudited)

Number of Contracts		Value ($)
Written Call Options, (Continued)
(4)	Humana, Inc., Strike @ 230.00 Exp 2/17/17	(130)
(2)	IDEXX Laboratories, Inc., Strike @ 125.00 Exp 2/17/17	(420)
(6)	Illinois Tool Works, Inc., Strike @ 125.00 Exp 2/17/17	(1,920)
(4)	Illumina, Inc., Strike @ 170.00 Exp 2/17/17	(820)
(5)	Ingersoll-Rand PLC, Strike @ 80.00 Exp 2/17/17	(750)
(150)	Intel Corp., Strike @ 38.00 Exp 2/17/17	(1,725)
(18)	Intercontinental Exchange, Inc., Strike @ 60.00 Exp 2/17/17	(810)
(27)	International Business Machines Corp., Strike @ 175.00 Exp 2/17/17	(4,751)
(2)	International Flavors & Fragrances, Inc., Strike @ 120.00 Exp 2/17/17	(325)
(9)	International Paper Co., Strike @ 55.00 Exp 2/17/17	(1,989)
(7)	Intuit, Inc., Strike @ 120.00 Exp 2/17/17	(718)
(1)	Intuitive Surgical, Inc., Strike @ 695.00 Exp 2/17/17	(925)
(8)	Invesco, Ltd., Strike @ 31.00 Exp 2/17/17	(80)
(5)	Iron Mountain, Inc., Strike @ 35.00 Exp 2/17/17	(625)
(2)	J.B. Hunt Transport Services, Inc., Strike @ 95.00 Exp 2/17/17	(860)
(4)	Jacobs Engineering Group, Inc., Strike @ 60.00 Exp 2/17/17	(360)
(45)	Johnson & Johnson, Strike @ 115.00 Exp 2/17/17	(2,070)
(28)	Johnson Controls International PLC, Strike @ 45.00 Exp 2/17/17	(1,288)
(74)	JPMorgan Chase & Co., Strike @ 85.00 Exp 2/17/17	(9,027)
(12)	Juniper Networks, Inc., Strike @ 29.00 Exp 2/17/17	(48)
(3)	Kansas City Southern Industries, Inc., Strike @ 90.00 Exp 2/17/17	(203)
(7)	Kellogg Co., Strike @ 75.00 Exp 2/17/17	(560)
(18)	KeyCorp, Strike @ 18.00 Exp 2/17/17	(684)
(11)	Kimberly-Clark Corp., Strike @ 120.00 Exp 2/17/17	(2,310)
(7)	Kimco Realty Corp., Strike @ 25.00 Exp 2/17/17	(403)
(41)	Kinder Morgan, Inc., Strike @ 23.00 Exp 2/17/17	(779)
(5)	KLA-Tencor Corp., Strike @ 85.00 Exp 2/17/17	(700)
(4)	Kohl's Corp., Strike @ 42.50 Exp 2/17/17	(120)
(21)	Kroger Co., Strike @ 35.00 Exp 2/17/17	(473)
(5)	L Brands, Inc., Strike @ 62.50 Exp 2/17/17	(325)
(2)	L3 Technologies, Inc., Strike @ 160.00 Exp 2/17/17	(400)
(2)	Laboratory Corp. of America Holdings, Strike @ 135.00 Exp 2/17/17	(455)
(3)	Lam Research Corp., Strike @ 115.00 Exp 2/17/17	(705)
(4)	Leggett & Platt, Inc., Strike @ 50.00 Exp 2/17/17	(70)
(4)	Lennar Corp., Strike @ 45.00 Exp 2/17/17	(306)
(9)	Leucadia National Corp., Strike @ 24.00 Exp 2/17/17	(383)
(9)	Level 3 Communications, Inc., Strike @ 62.50 Exp 2/17/17	(450)
(6)	Lincoln National Corp., Strike @ 70.00 Exp 2/17/17	(657)
(7)	LKQ Corp., Strike @ 32.50 Exp 2/17/17	(245)
(8)	Lockheed Martin Corp., Strike @ 265.00 Exp 2/17/17	(200)
(17)	Lowe's Cos., Inc., Strike @ 72.50 Exp 2/17/17	(2,524)
(10)	LyondellBasell Industries NV, Class A, Strike @ 95.00 Exp 2/17/17	(1,600)
(3)	M&T Bank Corp., Strike @ 160.00 Exp 2/17/17	(1,320)
(8)	Macy's, Inc., Strike @ 31.00 Exp 2/17/17	(240)
(3)	Mallinckrodt PLC, Strike @ 55.00 Exp 2/17/17	(135)
(16)	Marathon Oil Corp., Strike @ 18.00 Exp 2/17/17	(312)
(10)	Marathon Petroleum Corp., Strike @ 50.00 Exp 2/17/17	(750)
(8)	Marriott International, Inc., Class A, Strike @ 87.50 Exp 2/17/17	(740)
(16)	Marsh & McLennan Cos., Inc., Strike @ 70.00 Exp 2/17/17	(360)
(2)	Martin Marietta Materials, Inc., Strike @ 240.00 Exp 2/17/17	(670)
(10)	Masco Corp., Strike @ 34.00 Exp 2/17/17	(575)
(15)	MasterCard, Inc., Class A, Strike @ 110.00 Exp 2/17/17	(450)
(3)	McCormick & Co., Inc., Strike @ 95.00 Exp 2/17/17	(495)
(19)	McDonald's Corp., Strike @ 125.00 Exp 2/17/17	(903)
(5)	Mead Johnson Nutrition Co., Strike @ 80.00 Exp 2/17/17	(118)
(43)	Medtronic PLC, Strike @ 77.50 Exp 2/17/17	(1,699)
(42)	Merck & Co., Inc., Strike @ 62.50 Exp 2/17/17	(3,737)
(19)	MetLife, Inc., Strike @ 55.00 Exp 2/17/17	(1,805)
(4)	Michael Kors Holdings, Ltd., Strike @ 45.00 Exp 2/17/17	(470)
(4)	Microchip Technology, Inc., Strike @ 67.50 Exp 2/17/17	(690)
(24)	Micron Technology, Inc., Strike @ 23.00 Exp 2/17/17	(3,551)
(248)	Microsoft Corp., Strike @ 65.00 Exp 2/17/17	(15,375)
(3)	Mid-America Apartment Communities, Inc., Strike @ 100.00 Exp 2/17/17	(143)
(1)	Mohawk Industries, Inc., Strike @ 210.00 Exp 2/17/17	(890)
(4)	Molson Coors Brewing Co., Class B, Strike @ 100.00 Exp 2/17/17	(320)
(48)	Mondelez International, Inc., Strike @ 48.00 Exp 2/17/17	(1,128)
(10)	Monsanto Co., Strike @ 110.00 Exp 2/17/17	(450)
(9)	Monster Beverage Corp., Strike @ 45.00 Exp 2/17/17	(225)

See accompanying Notes to Schedule of Portfolio Investments.

Horizons S&P 500® Covered Call ETF	January 31, 2017
SCHEDULE OF WRITTEN CALL OPTIONS (Continued)	(Unaudited)

Number of Contracts		Value ($)
Written Call Options, (Continued)
(5)	Moody's Corp., Strike @ 105.00 Exp 2/17/17	(815)
(35)	Morgan Stanley, Strike @ 44.00 Exp 2/17/17	(1,173)
(4)	Motorola Solutions, Inc., Strike @ 85.00 Exp 2/17/17	(336)
(3)	Murphy Oil Corp., Strike @ 32.50 Exp 2/17/17	(30)
(8)	Mylan NV, Strike @ 37.50 Exp 2/17/17	(1,084)
(10)	National-Oilwell Varco, Inc., Strike @ 41.00 Exp 2/17/17	(250)
(6)	NetApp, Inc., Strike @ 38.00 Exp 2/17/17	(1,017)
(13)	Netflix.com, Inc., Strike @ 145.00 Exp 2/17/17	(2,483)
(15)	Newell Rubbermaid, Inc., Strike @ 49.00 Exp 2/17/17	(825)
(6)	Newfield Exploration Co., Strike @ 45.00 Exp 2/17/17	(30)
(13)	Newmont Mining Corp., Strike @ 37.00 Exp 2/17/17	(1,138)
(9)	NextEra Energy, Inc., Strike @ 120.00 Exp 2/17/17	(3,599)
(10)	Nielsen Holdings PLC, Strike @ 43.00 Exp 2/17/17	(375)
(42)	Nike, Inc., Class B, Strike @ 55.00 Exp 2/17/17	(735)
(12)	Noble Energy, Inc., Strike @ 42.50 Exp 2/17/17	(210)
(2)	Nordstrom, Inc., Strike @ 45.00 Exp 2/17/17	(194)
(6)	Norfolk Southern Corp., Strike @ 115.00 Exp 2/17/17	(2,070)
(6)	Northern Trust Corp., Strike @ 87.50 Exp 2/17/17	(120)
(5)	Northrop Grumman Corp., Strike @ 240.00 Exp 2/17/17	(213)
(8)	NRG Energy, Inc., Strike @ 17.00 Exp 2/17/17	(320)
(7)	Nucor Corp., Strike @ 62.50 Exp 2/17/17	(203)
(17)	NVIDIA Corp., Strike @ 115.00 Exp 2/17/17	(5,737)
(24)	Occidental Petroleum Corp., Strike @ 72.50 Exp 2/17/17	(312)
(6)	Omnicom Group, Inc., Strike @ 87.50 Exp 2/17/17	(630)
(5)	ONEOK, Inc., Strike @ 57.50 Exp 2/17/17	(175)
(48)	Oracle Corp., Strike @ 40.00 Exp 2/17/17	(2,591)
(3)	O'Reilly Automotive, Inc., Strike @ 290.00 Exp 2/17/17	(75)
(10)	PACCAR, Inc., Strike @ 69.40 Exp 2/17/17	(425)
(4)	Parker Hannifin Corp., Strike @ 150.00 Exp 2/17/17	(810)
(2)	Patterson Cos., Inc., Strike @ 42.00 Exp 2/17/17	(105)
(10)	Paychex, Inc., Strike @ 62.50 Exp 2/17/17	(125)
(3)	Pentair PLC, Strike @ 60.00 Exp 2/17/17	(188)
(5)	People's United Financial, Inc., Strike @ 19.00 Exp 2/17/17	(113)
(37)	PepsiCo, Inc., Strike @ 105.00 Exp 2/17/17	(2,663)
(3)	PerkinElmer, Inc., Strike @ 55.00 Exp 2/17/17	(188)
(3)	Perrigo Co. PLC, Strike @ 80.00 Exp 2/17/17	(368)
(94)	Pfizer, Inc., Strike @ 32.00 Exp 2/17/17	(1,692)
(27)	Philip Morris International, Strike @ 95.00 Exp 2/17/17	(5,791)
(10)	Phillips 66, Strike @ 85.00 Exp 2/17/17	(400)
(4)	Pioneer Natural Resources Co., Strike @ 195.00 Exp 2/17/17	(260)
(4)	Pitney Bowes, Inc., Strike @ 16.00 Exp 2/17/17	(210)
(11)	PNC Financial Services Group, Strike @ 120.00 Exp 2/17/17	(2,667)
(2)	Polo Ralph Lauren Corp., Strike @ 95.00 Exp 2/17/17	(255)
(5)	PPG Industries, Inc., Strike @ 100.00 Exp 2/17/17	(800)
(17)	PPL Corp., Strike @ 35.00 Exp 2/17/17	(680)
(9)	Praxair, Inc., Strike @ 120.00 Exp 2/17/17	(1,125)
(6)	Principal Financial Group, Inc., Strike @ 60.00 Exp 2/17/17	(195)
(43)	Procter & Gamble Co., Strike @ 87.50 Exp 2/17/17	(4,127)
(10)	Prudential Financial, Inc., Strike @ 110.00 Exp 2/17/17	(1,170)
(16)	Public Service Enterprise Group, Inc., Strike @ 45.00 Exp 2/17/17	(400)
(3)	Public Storage, Strike @ 220.00 Exp 2/17/17	(510)
(7)	Pulte Group, Inc., Strike @ 20.00 Exp 2/17/17	(1,092)
(2)	PVH Corp., Strike @ 95.00 Exp 2/17/17	(370)
(3)	Qorvo, Inc., Strike @ 65.00 Exp 2/17/17	(915)
(4)	Quanta Services, Inc., Strike @ 36.00 Exp 2/17/17	(360)
(4)	Quest Diagnostics, Inc., Strike @ 95.00 Exp 2/17/17	(90)
(6)	Range Resources Corp., Strike @ 37.00 Exp 2/17/17	(120)
(7)	Raytheon Co., Strike @ 150.00 Exp 2/17/17	(256)
(5)	Realty Income Corp., Strike @ 60.00 Exp 2/17/17	(413)
(5)	Red Hat, Inc., Strike @ 77.50 Exp 2/17/17	(413)
(2)	Regeneron Pharmaceuticals, Inc., Strike @ 395.00 Exp 2/17/17	(495)
(19)	Regions Financial Corp., Strike @ 14.00 Exp 2/17/17	(1,112)
(7)	Republic Services, Inc., Class A, Strike @ 60.00 Exp 2/17/17	(105)
(18)	Reynolds American, Inc., Strike @ 60.00 Exp 2/17/17	(1,440)
(2)	Robert Half International, Inc., Strike @ 50.00 Exp 2/17/17	(25)
(3)	Rockwell Automation, Inc., Strike @ 145.00 Exp 2/17/17	(1,305)
(2)	Rockwell Collins, Inc., Strike @ 90.00 Exp 2/17/17	(330)

See accompanying Notes to Schedule of Portfolio Investments.

Horizons S&P 500® Covered Call ETF	January 31, 2017
SCHEDULE OF WRITTEN CALL OPTIONS (Continued)	(Unaudited)

Number of Contracts		Value ($)
Written Call Options, (Continued)
(3)	Roper Technologies, Inc., Strike @ 195.00 Exp 2/17/17	(833)
(10)	Ross Stores, Inc., Strike @ 67.50 Exp 2/17/17	(550)
(4)	Royal Caribbean Cruises, Ltd., Strike @ 90.00 Exp 2/17/17	(1,730)
(1)	Ryder System, Inc., Strike @ 77.50 Exp 2/17/17	(233)
(8)	S&P Global, Inc., Strike @ 120.00 Exp 2/17/17	(2,180)
(14)	Salesforce.com, Inc., Strike @ 77.50 Exp 2/17/17	(3,870)
(4)	SCANA Corp., Strike @ 75.00 Exp 2/17/17	(80)
(44)	Schlumberger, Ltd., Strike @ 90.00 Exp 2/17/17	(132)
(2)	Scripps Networks Interactive, Inc., Class A, Strike @ 75.00 Exp 2/17/17	(460)
(8)	Seagate Technology PLC, Strike @ 39.00 Exp 2/17/17	(4,800)
(5)	Sealed Air Corp., Strike @ 50.00 Exp 2/17/17	(350)
(7)	Sempra Energy, Strike @ 105.00 Exp 2/17/17	(385)
(2)	Sherwin-Williams Co., Strike @ 300.00 Exp 2/17/17	(1,450)
(2)	Signet Jewelers, Ltd., Strike @ 85.00 Exp 2/17/17	(60)
(10)	Simon Property Group, Inc., Strike @ 190.00 Exp 2/17/17	(480)
(4)	Skyworks Solutions, Inc., Strike @ 90.00 Exp 2/17/17	(1,380)
(2)	SL Green Realty Corp., Strike @ 110.00 Exp 2/17/17	(345)
(1)	Snap-on, Inc., Strike @ 180.00 Exp 2/17/17	(500)
(30)	Southern Co., Strike @ 50.00 Exp 2/17/17	(900)
(19)	Southwest Airlines Co., Strike @ 55.00 Exp 2/17/17	(570)
(22)	Spectra Energy Corp., Strike @ 43.00 Exp 2/17/17	(385)
(4)	Stanley Black & Decker, Inc., Strike @ 125.00 Exp 2/17/17	(590)
(9)	State Street Corp., Strike @ 82.50 Exp 2/17/17	(140)
(3)	Stericycle, Inc., Strike @ 85.00 Exp 2/17/17	(210)
(8)	Stryker Corp., Strike @ 125.00 Exp 2/17/17	(880)
(8)	SunTrust Banks, Inc., Strike @ 55.00 Exp 2/17/17	(1,880)
(19)	Symantec Corp., Strike @ 28.00 Exp 2/17/17	(1,216)
(24)	Synchrony Financial, Strike @ 38.00 Exp 2/17/17	(360)
(11)	Sysco Corp., Strike @ 55.00 Exp 2/17/17	(358)
(17)	Target Corp., Strike @ 67.50 Exp 2/17/17	(230)
(6)	TE Connectivity, Ltd., Strike @ 70.00 Exp 2/17/17	(2,460)
(4)	TEGNA, Inc., Strike @ 22.00 Exp 2/17/17	(460)
(3)	Teradata Corp., Strike @ 30.00 Exp 2/17/17	(308)
(4)	Tesoro Corp., Strike @ 87.50 Exp 2/17/17	(252)
(17)	Texas Instruments, Inc., Strike @ 75.00 Exp 2/17/17	(2,745)
(18)	The Boeing Co., Strike @ 165.00 Exp 2/17/17	(2,457)
(38)	The Charles Schwab Corp., Strike @ 43.00 Exp 2/17/17	(950)
(19)	The Dow Chemical Co., Strike @ 57.50 Exp 2/17/17	(4,692)
(4)	The Hershey Co., Strike @ 110.00 Exp 2/17/17	(356)
(38)	The Home Depot, Inc., Strike @ 140.00 Exp 2/17/17	(3,039)
(10)	The Interpublic Group of Cos., Inc., Strike @ 24.00 Exp 2/17/17	(425)
(2)	The J.M. Smucker Co., Strike @ 135.00 Exp 2/17/17	(625)
(12)	The Kraft Heinz Co., Strike @ 90.00 Exp 2/17/17	(1,620)
(2)	The Macerich Co., Strike @ 70.00 Exp 2/17/17	(210)
(9)	The Mosaic Co., Strike @ 33.00 Exp 2/17/17	(432)
(4)	The NASDAQ OMX Group, Inc., Strike @ 70.00 Exp 2/17/17	(510)
(1)	The Priceline Group, Inc., Strike @ 1,610.00 Exp 2/17/17	(1,675)
(20)	The TJX Companies, Inc., Strike @ 77.50 Exp 2/17/17	(400)
(34)	The Walt Disney Co., Strike @ 110.00 Exp 2/17/17	(8,261)
(12)	Thermo Fisher Scientific, Inc., Strike @ 150.00 Exp 2/17/17	(4,319)
(3)	Tiffany & Co., Strike @ 82.50 Exp 2/17/17	(90)
(17)	Time Warner, Inc., Strike @ 97.50 Exp 2/17/17	(1,947)
(2)	Torchmark Corp., Strike @ 75.00 Exp 2/17/17	(105)
(4)	Total System Services, Inc., Strike @ 55.00 Exp 2/17/17	(70)
(4)	Tractor Supply Co., Strike @ 80.00 Exp 2/17/17	(140)
(1)	TransDigm Group, Inc., Strike @ 266.00 Exp 2/17/17	(43)
(9)	Transocean, Ltd., Strike @ 16.00 Exp 2/17/17	(45)
(6)	Travelers Companies, Inc., Strike @ 120.00 Exp 2/17/17	(315)
(3)	TripAdvisor, Inc., Strike @ 57.50 Exp 2/17/17	(308)
(26)	Twenty-First Century Fox, Inc., Class A, Strike @ 31.00 Exp 2/17/17	(2,664)
(15)	Twenty-First Century Fox, Inc., Class B, Strike @ 31.00 Exp 2/17/17	(1,200)
(6)	Tyson Foods, Inc., Class A, Strike @ 65.00 Exp 2/17/17	(675)
(37)	U.S. BanCorp, Strike @ 52.50 Exp 2/17/17	(3,089)
(1)	Ulta Salon Cosmetics, Strike @ 275.00 Exp 2/17/17	(300)
(17)	Union Pacific Corp., Strike @ 110.00 Exp 2/17/17	(1,207)
(6)	United Continental Holdings, Inc., Strike @ 77.50 Exp 2/17/17	(168)
(12)	United Parcel Service, Inc., Class B, Strike @ 115.00 Exp 2/17/17	(120)
(2)	United Rentals, Inc., Strike @ 120.00 Exp 2/17/17	(1,580)

See accompanying Notes to Schedule of Portfolio Investments.

Horizons S&P 500® Covered Call ETF	January 31, 2017
SCHEDULE OF WRITTEN CALL OPTIONS (Concluded)	(Unaudited)

Number of Contracts		Value ($)
Written Call Options, Concluded
(24)	United Technologies Corp., Strike @ 115.00 Exp 2/17/17	(168)
(30)	UnitedHealth Group, Inc., Strike @ 165.00 Exp 2/17/17	(3,569)
(2)	Universal Health Services, Class B, Strike @ 115.00 Exp 2/17/17	(345)
(7)	Unum Group, Strike @ 47.00 Exp 2/17/17	(280)
(2)	Urban Outfitters, Inc., Strike @ 28.00 Exp 2/17/17	(45)
(14)	Valero Energy Corp., Strike @ 70.00 Exp 2/17/17	(392)
(2)	Varian Medical Systems, Inc., Strike @ 90.00 Exp 2/17/17	(245)
(11)	Ventas, Inc., Strike @ 65.00 Exp 2/17/17	(193)
(2)	VeriSign, Inc., Strike @ 85.00 Exp 2/17/17	(136)
(7)	Vertex Pharmaceuticals, Inc., Strike @ 90.00 Exp 2/17/17	(998)
(10)	VF Corp., Strike @ 55.00 Exp 2/17/17	(350)
(11)	Viacom, Inc., Class B, Strike @ 42.50 Exp 2/17/17	(1,265)
(59)	Visa, Inc., Class A, Strike @ 85.00 Exp 2/17/17	(3,539)
(5)	Vornado Realty Trust, Strike @ 110.00 Exp 2/17/17	(425)
(2)	Vulcan Materials Co., Strike @ 130.00 Exp 2/17/17	(585)
(1)	W.W. Grainger, Inc., Strike @ 250.00 Exp 2/17/17	(540)
(27)	Walgreens Boots Alliance, Inc., Strike @ 85.00 Exp 2/17/17	(783)
(47)	Wal-Mart Stores, Inc., Strike @ 70.00 Exp 2/17/17	(353)
(7)	Waste Management, Inc., Strike @ 70.00 Exp 2/17/17	(613)
(2)	Waters Corp., Strike @ 150.00 Exp 2/17/17	(60)
(10)	WEC Energy Group, Inc., Strike @ 60.00 Exp 2/17/17	(350)
(7)	Welltower, Inc., Strike @ 67.50 Exp 2/17/17	(298)
(8)	Western Digital Corp., Strike @ 77.50 Exp 2/17/17	(2,779)
(4)	WestRock Co., Strike @ 52.50 Exp 2/17/17	(640)
(16)	Weyerhaeuser Co., Strike @ 31.00 Exp 2/17/17	(1,400)
(2)	Whirlpool Corp., Strike @ 195.00 Exp 2/17/17	(15)
(9)	Whole Foods Market, Inc., Strike @ 33.00 Exp 2/17/17	(185)
(21)	Williams Cos., Inc., Strike @ 30.00 Exp 2/17/17	(620)
(4)	Willis Towers Watson PLC, Strike @ 130.00 Exp 2/17/17	(410)
(3)	Wyndham Worldwide Corp., Strike @ 82.50 Exp 2/17/17	(330)
(2)	Wynn Resorts, Ltd., Strike @ 97.50 Exp 2/17/17	(1,035)
(6)	Xilinx, Inc., Strike @ 60.00 Exp 2/17/17	(279)
(8)	XL Group PLC, Strike @ 39.00 Exp 2/17/17	(260)
(4)	Xylem, Inc., Strike @ 50.00 Exp 2/17/17	(300)
(28)	Yahoo!, Inc., Strike @ 44.00 Exp 2/17/17	(2,520)
(6)	Yum! Brands, Inc., Strike @ 65.00 Exp 2/17/17	(993)
(6)	Zimmer Biomet Holdings, Inc., Strike @ 120.00 Exp 2/17/17	(750)
(6)	Zions Bancorporation, Strike @ 45.00 Exp 2/17/17	(93)
Total Written Call Options (Premiums Received $509,279)		$(485,665)

See accompanying Notes to Schedule of Portfolio Investments.

Exchange Listed Funds Trust	January 31, 2017
NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS	(Unaudited)

1. Organization

Exchange Listed Funds Trust (the “Trust”), was organized on April 4, 2012 as a Delaware Statutory Trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Declaration of Trust permits the Trust to issue an unlimited number of shares of beneficial interest (“Shares”) in one or more series representing interests in separate portfolios of securities. The Trust has registered its Shares in several separate series. The assets of each series in the Trust are segregated and a shareholder's interest is limited to the Fund in which Shares are held. The Schedule of Portfolio Investments herein are for the Horizons S&P 500® Covered Call ETF (the "S&P 500 Fund" or the "Fund"). The Fund is a passively managed exchange-traded fund.

The investment objective of the Fund is to provide investment results that, before fees and expenses, correspond generally to the performance of the S&P 500® Stock Covered Call Index (the “Underlying Index”). Accordingly, the investments owned by the Fund generally correspond to the weightings within the Underlying Index. The Fund's prospectus provides a description of the Fund’s investment objective, policies, and strategies. There is no assurance that the Fund will achieve its investment objective.

Under the Trust’s organizational documents, its officers and Board of Trustees (the “Board”) are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust may enter into contracts with vendors and others that provide for general indemnifications. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust.

2. Basis of Presentation and Significant Accounting Policies

The following is a summary of the significant accounting policies followed by the Trust in the preparation of the Schedule of Portfolio Investments and Schedule of Written Call Options. These policies are in conformity with generally accepted accounting principles in the United States of America ("GAAP"). The Trust is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification (ASC) Topic 964, "Financial Services - Investment Companies." GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures during the reporting period. Management believes the estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the Schedule of Portfolio Investments and Schedule of Written Call Options may differ from the value the Fund ultimately realizes upon sale of the securities.

Investment Valuation

The Fund’s investments (e.g., equity securities and exchange-traded options) are valued using procedures approved by the Board and are generally valued using market valuations. A market valuation generally means a valuation (i) obtained from an exchange, a pricing service, or a major market maker (or dealer) or (ii) based on a price quotation or other equivalent indication of value supplied by an exchange, a pricing service, or a major market maker (or dealer). The Fund’s written options are valued using the midpoint between the last highest bid and the last lowest ask quotation for the current day. A price obtained from a pricing service based on such pricing service’s valuation matrix may be considered a market valuation. Any assets or liabilities denominated in currencies other than the U.S. dollar are converted into U.S. dollars at the current market rates on the date of valuation as quoted by one or more sources.

In the event that current market valuations are not readily available or such valuations do not reflect current fair market value, the Trust’s procedures require the Fund's Valuation Committee, in accordance with the Fund's Board-approved valuation guidelines, to determine a security’s fair value. In determining such value, the Valuation Committee may consider, among other things, (i) price comparisons among multiple sources, (ii) a review of corporate actions and news events, and (iii) a review of relevant financial indicators (e.g., movement in interest rates or market indices). Fair value pricing involves subjective judgments and it is possible that the fair value determination for a security is materially different than the value that could be realized upon the sale of the security. In addition, fair value pricing could result in a difference between the prices used to calculate the Fund’s Net Asset Value ("NAV") and the prices used by the Fund’s Underlying Index. This may result in a difference between the Fund’s performance and the performance of the Fund’s Underlying Index. With respect to securities that are primarily listed on foreign exchanges, the value of the Fund’s portfolio securities may change on days when the investors will not be able to purchase or sell their Shares.

The Fund discloses the fair value of its investments in a hierarchy that distinguishes between: (1) market participant assumptions developed based on market data obtained from sources independent of the Fund (observable inputs) and (2) the Fund's own assumptions about market participant assumptions developed based on the best information available under the circumstances (unobservable inputs). The three levels defined by the hierarchy are as follows:

• Level 1 —	Quoted prices in active markets for identical assets

Exchange Listed Funds Trust	January 31, 2017
NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS (Continued)	(Unaudited)

• Level 2 —	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 —	Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Pursuant to the valuation procedures noted previously, equity securities, exchange-traded funds, and written options are generally categorized as Level 1 in the fair value hierarchy (unless there is a fair valuation event, in which case affected securities are generally categorized as Level 2).

The following is a summary of the valuations as of January 31, 2017 for the Fund based upon the three levels defined above:

S&P 500 Fund	Level 1	Level 2	Level 3	Total
Investment Securities:
Common Stocks	$62,624,554	$–	$–	$62,624,554
Total Investment Securities	62,624,554	–	–	62,624,554
Other Financial Instruments:
Written Call Options	(485,665)	–	–	(485,665)
Total Investments	$62,138,889	$–	$–	$62,138,889

Please refer to the Schedule of Portfolio Investments to view equity securities segregated by industry type. The Trust's policy is to disclose transfers between fair value hierarchy levels based on valuations at the end of the reporting period. As of January 31, 2017, there were no transfers between Levels 1, 2, and 3 based on levels assigned to securities at the beginning of the year. For the period ended January 31, 2017, there were no securities categorized as Level 3.

Options

The Fund writes (or sells) exchange-traded call options on up to 100% of each of the option eligible securities in the Underlying Index, in an attempt to generate more income (the premium paid by the buyer of the option) from the security than it would otherwise provide on its own from dividends or other distributions. The following discussion describes generally the characteristics of purchased and written options (including calls and puts) and the general risks of using options.

An option is a contract between two parties for the purchase or sale of a financial instrument for a specified price (known as the “strike price” or “exercise price”). An option grants a right (not an obligation) to buy or sell a financial instrument and is exercisable by the holder during a specified time period or at expiry. Generally, a seller of an option can grant a buyer two kinds of rights: a “call” (the right to buy the security) or a “put” (the right to sell the security). Options have various types of underlying instruments, including specific securities, indices of securities prices, foreign currencies, interest rates and futures contracts. Options may be traded on an exchange (exchange-traded options) or may be customized agreements between the parties (over-the-counter or “OTC” options). A financial intermediary, known as a clearing corporation, financially backs exchange-traded options. However, OTC options have no such intermediary and are subject to the risk that the counter-party will not fulfill its obligations under the contract.

When the Fund purchases a put option, it buys the right to sell the instrument underlying the option at a fixed strike price. In return for this right, the Fund pays the current market price for the option (known as the “option premium”). The Fund would ordinarily realize a gain if, during the option period, the value of the underlying securities decreased below the exercise price sufficiently to cover the premium and transaction costs. However, if the price of the underlying instrument does not fall enough to offset the cost of purchasing the option, a put buyer would lose the premium and related transaction costs.

Call options are similar to put options, except that when purchased the Fund obtains the right to purchase, rather than sell, the underlying instrument at the option’s strike price. The Fund would ordinarily realize a gain if, during the option period, the value of the underlying instrument exceeded the exercise price plus the premium paid and related transaction costs. If an option purchased by the Fund expires unexercised, the Fund realizes a capital loss equal to the premium paid.

Exchange Listed Funds Trust	January 31, 2017
NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS (Continued)	(Unaudited)

When the Fund writes (or sells) a call option it assumes, in return for a premium, an obligation to sell specified securities to the holder of the option at a specified price if the option is exercised at any time on or before the expiration date. Similarly, when the Fund writes (or sells) a put option it assumes, in return for a premium, an obligation to purchase specified securities from the option holder at a specified price if the option is exercised at any time on or before the expiration date. The Fund may terminate its position in an exchange-traded written option before exercise by buying an option identical to the one it has written. Similarly, it may cancel an OTC option by entering into an offsetting transaction with the counter-party to the option. If an option written by the Fund expires unexercised, the Fund realizes a capital gain equal to the premium received at the time the option was written.

Options on securities indices are similar to options on securities, except that the exercise of securities index options requires cash settlement payments and does not involve the actual purchase or sale of securities. In addition, securities index options are designed to reflect price fluctuations in a group of securities or segment of the securities market rather than price fluctuations in a single security.

The Fund had the following transactions in exchange-traded written options during the period ended January 31, 2017:

S&P 500 Fund	Number of Contracts	Premiums Received
Options outstanding at April 30, 2016	6,705	$532,470
Options written	71,426	5,317,366
Options expired	-	-
Options exercised	(270)	(25,829)
Options closed	(71,478)	(5,314,728)
Options outstanding at January 31, 2017	6,383	$509,279

Investment Transactions

For financial reporting purposes, portfolio transactions are reported on trade date. However, for daily NAV determination, portfolio securities transactions are reflected no later than in the first calculation on the first business day following trade date.

3. Principal Risks

As with any investment, an investor could lose all or part of their investment in the Fund and the Fund’s performance could trail that of other investments. The Fund is subject to the principal risks noted below, any of which may adversely affect the Fund’s NAV, trading price, yield, total return and ability to meet its investment objective. A more complete description of principal risks is included in the Fund's prospectus.

Index Risk: Unlike many investment companies, the Fund does not utilize an investing strategy that seeks returns in excess of the Underlying Index. Therefore, the Fund would not necessarily buy or sell a security unless that security is added or removed, respectively, from the Underlying Index, even if that security generally is underperforming.

Market Risk: Securities in the Underlying Index are subject to market fluctuations. The investor should anticipate that the value of Shares will decline, more or less, in correlation with any decline in value, in aggregate, of the securities in the Underlying Index.

Writing Covered Call Option Risk: By writing covered call options in return for the receipt of premiums, the Fund will give up the opportunity to benefit from potential increases in the value of the securities in the Underlying Index above the exercise prices of the written options, but will continue to bear the risk of declines in the value of such securities. The premiums received from the options may not be sufficient to offset any losses sustained from the volatility of the underlying stocks over time. If trading is suspended, the Fund may be unable to write options at times that may be desirable or advantageous to the Fund to do so.

Industry Concentration Risk: To the extent that the Underlying Index is concentrated in a particular industry, the Fund also will be concentrated in the industry, which may subject the Fund to a greater loss as a result of adverse economic, business, or other developments affecting that industry.

Passive Investment Risk: The Sub-Adviser does not actively manage the Fund and therefore does not attempt to analyze, quantify, or control the risks associated with investing in stocks of companies in the Underlying Index.

Exchange Listed Funds Trust	January 31, 2017
NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS (Concluded)	(Unaudited)

Premium/Discount Risk: Although it is expected that the market price of the Fund's Shares typically will approximate its NAV, there may be times when the market price and the NAV differ and the Fund's Shares may trade at a premium or discount to the NAV.

4. Federal Income Tax

At January 31, 2017, the tax cost, gross unrealized appreciation, and gross unrealized depreciation on securities, for federal income tax purposes were as follows:

Fund	Tax Cost	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
S&P 500 Fund	$54,889,996	$10,496,154	$(2,761,596)	$7,734,558

Item 2. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Exchange Listed Funds Trust

By (Signature and Title)	/s/ J. Garrett Stevens
J. Garrett Stevens, President and Principal Executive Officer

Date	3/17/17

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ J. Garrett Stevens
J. Garrett Stevens, President and Principal Executive Officer

Date	3/17/17

By (Signature and Title)	/s/ Christopher W. Roleke
Christopher W. Roleke, Principal Financial Officer

Date	3/17/17